UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-23919

Variable Insurance Products Fund VI

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Hedged Equity Portfolio VIP Hedged Equity Portfolio Initial Class

This annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 23, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class A	$ 52	0.52%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund performed in line with its defensive orientation delivering strong returns with less volatility than the S&P 500® Index.
•The fund's relative underperformance of the S&P 500® Index was primarily due to the on-going cost of hedging the portfolio's downside risk during a period of strong appreciation for the broader market.
•The fund's slight outperformance relative to its supplemental benchmark, the CBOE Put Protection Index, was attributable to its typically more defensive positioning during the April market drawdown.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
January 23, 2025 through December 31, 2025.
Initial investment of $10,000.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$14,849,257
Number of Holdings	435
Total Advisory Fee	$36,098
Portfolio Turnover	76%
What did the Fund invest in?
(as of December 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.0

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 97.7
Domestic Equity Funds - 1.4
Options - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.8
Apple Inc	6.9
Microsoft Corp	6.3
Alphabet Inc Class A	5.0
Amazon.com Inc	4.0
Broadcom Inc	2.9
Meta Platforms Inc Class A	2.6
Tesla Inc	2.2
Berkshire Hathaway Inc Class B	1.9
JPMorgan Chase & Co	1.9
41.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919592.100    7582-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Hedged Equity Portfolio VIP Hedged Equity Portfolio Service Class

This annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 23, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class A	$ 62	0.62%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund performed in line with its defensive orientation delivering strong returns with less volatility than the S&P 500® Index.
•The fund's relative underperformance of the S&P 500® Index was primarily due to the on-going cost of hedging the portfolio's downside risk during a period of strong appreciation for the broader market.
•The fund's slight outperformance relative to its supplemental benchmark, the CBOE Put Protection Index, was attributable to its typically more defensive positioning during the April market drawdown.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
January 23, 2025 through December 31, 2025.
Initial investment of $10,000.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$14,849,257
Number of Holdings	435
Total Advisory Fee	$36,098
Portfolio Turnover	76%
What did the Fund invest in?
(as of December 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.0

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 97.7
Domestic Equity Funds - 1.4
Options - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.8
Apple Inc	6.9
Microsoft Corp	6.3
Alphabet Inc Class A	5.0
Amazon.com Inc	4.0
Broadcom Inc	2.9
Meta Platforms Inc Class A	2.6
Tesla Inc	2.2
Berkshire Hathaway Inc Class B	1.9
JPMorgan Chase & Co	1.9
41.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919594.100    7583-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Hedged Equity Portfolio VIP Hedged Equity Portfolio Service Class 2

This annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 23, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2 A	$ 77	0.77%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund performed in line with its defensive orientation delivering strong returns with less volatility than the S&P 500® Index.
•The fund's relative underperformance of the S&P 500® Index was primarily due to the on-going cost of hedging the portfolio's downside risk during a period of strong appreciation for the broader market.
•The fund's slight outperformance relative to its supplemental benchmark, the CBOE Put Protection Index, was attributable to its typically more defensive positioning during the April market drawdown.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
January 23, 2025 through December 31, 2025.
Initial investment of $10,000.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$14,849,257
Number of Holdings	435
Total Advisory Fee	$36,098
Portfolio Turnover	76%
What did the Fund invest in?
(as of December 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.0

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 97.7
Domestic Equity Funds - 1.4
Options - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.8
Apple Inc	6.9
Microsoft Corp	6.3
Alphabet Inc Class A	5.0
Amazon.com Inc	4.0
Broadcom Inc	2.9
Meta Platforms Inc Class A	2.6
Tesla Inc	2.2
Berkshire Hathaway Inc Class B	1.9
JPMorgan Chase & Co	1.9
41.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919596.100    7584-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Hedged Equity Portfolio VIP Hedged Equity Portfolio Investor Class

This annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 23, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class A	$ 55	0.55%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund performed in line with its defensive orientation delivering strong returns with less volatility than the S&P 500® Index.
•The fund's relative underperformance of the S&P 500® Index was primarily due to the on-going cost of hedging the portfolio's downside risk during a period of strong appreciation for the broader market.
•The fund's slight outperformance relative to its supplemental benchmark, the CBOE Put Protection Index, was attributable to its typically more defensive positioning during the April market drawdown.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
January 23, 2025 through December 31, 2025.
Initial investment of $10,000.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$14,849,257
Number of Holdings	435
Total Advisory Fee	$36,098
Portfolio Turnover	76%
What did the Fund invest in?
(as of December 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.0

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 97.7
Domestic Equity Funds - 1.4
Options - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.8
Apple Inc	6.9
Microsoft Corp	6.3
Alphabet Inc Class A	5.0
Amazon.com Inc	4.0
Broadcom Inc	2.9
Meta Platforms Inc Class A	2.6
Tesla Inc	2.2
Berkshire Hathaway Inc Class B	1.9
JPMorgan Chase & Co	1.9
41.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919590.100    7585-TSRA-0226

Item 2.

Code of Ethics

As of the end of the period, December 31, 2025, Variable Insurance Products Fund VI (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Jennifer M. Birmingham is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Birmingham is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to VIP Hedged Equity Portfolio (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2025 FeesA,B

Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

VIP Hedged Equity Portfolio	$48,500	$-	$10,000	$1,300

December 31, 2024 FeesB

Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

VIP Hedged Equity Portfolio	$-	$-	$-	$-

A Amounts may reflect rounding.

B VIP Hedged Equity Portfolio commenced operations on January 23, 2025.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Diversifying Solutions LLC ("FDS") and entities controlling, controlled by, or under common control with FDS (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2025A,B	December 31, 2024A,B
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1,970,400	$2,929,500

A Amounts may reflect rounding.

B May include amounts billed prior to the Hedged Equity Portfolio’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FDS (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2025A,B	December 31, 2024A,B
Deloitte Entities	$2,443,500	$3,349,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Hedged Equity Portfolio’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FDS’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

VIP Hedged Equity Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Hedged Equity Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	77	6,567
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	16	4,499
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (a)	335	5,608
Capital Markets - 0.0%
XP Inc Class A	85	1,391
TOTAL BRAZIL		6,999
CANADA - 0.2%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (United States)	150	10,235
Financials - 0.1%
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	255	13,359
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	39	4,012
TOTAL CANADA		27,606
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (a)	63	2,353
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (a)	57	2,331
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (a)	214	5,048
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	84	12,051
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	13	1,543
SWITZERLAND - 0.5%
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
TE Connectivity PLC	237	53,920
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (a)	7	3,187
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (a)	54	11,612
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	111	4,946
TOTAL UNITED KINGDOM		16,558
UNITED STATES - 96.8%
Communication Services - 9.9%
Diversified Telecommunication Services - 0.6%
Frontier Communications Parent Inc (a)	150	5,710
Verizon Communications Inc	2,152	87,651
		93,361
Entertainment - 1.7%
Liberty Media Corp-Liberty Formula One Class A (a)	61	5,452
Netflix Inc (a)	1,296	121,514
ROBLOX Corp Class A (a)	40	3,241
Roku Inc Class A (a)	28	3,038
Spotify Technology SA (a)	17	9,872
Walt Disney Co/The	737	83,848
Warner Bros Discovery Inc (a)	734	21,154
Warner Music Group Corp Class A	90	2,760
		250,879
Interactive Media & Services - 7.6%
Alphabet Inc Class A	2,359	738,367
Meta Platforms Inc Class A	577	380,872
Pinterest Inc Class A (a)	262	6,783
Reddit Inc Class A (a)	13	2,988
		1,129,010
Media - 0.0%
Liberty Broadband Corp Class A (a)	63	3,042
TOTAL COMMUNICATION SERVICES		1,476,292
Consumer Discretionary - 9.5%
Automobile Components - 0.1%
BorgWarner Inc	135	6,084
Lear Corp	19	2,177
		8,261
Automobiles - 2.2%
Rivian Automotive Inc Class A (a)	114	2,247
Tesla Inc (a)	721	324,248
		326,495
Broadline Retail - 4.0%
Amazon.com Inc (a)	2,588	597,362
Dillard's Inc Class A	5	3,032
		600,394
Distributors - 0.0%
LKQ Corp	101	3,050
Diversified Consumer Services - 0.1%
ADT Inc	342	2,760
Duolingo Inc Class A (a)	17	2,984
H&R Block Inc	48	2,091
Service Corp International/US	66	5,146
		12,981
Hotels, Restaurants & Leisure - 1.4%
Aramark	100	3,686
Boyd Gaming Corp	41	3,495
Caesars Entertainment Inc (a)	123	2,877
Cava Group Inc (a)	54	3,169
Churchill Downs Inc	18	2,048
DraftKings Inc Class A (a)	114	3,928
Hilton Worldwide Holdings Inc	201	57,737
Hyatt Hotels Corp Class A	46	7,375
McDonald's Corp	319	97,496
Planet Fitness Inc Class A (a)	23	2,495
Texas Roadhouse Inc	57	9,462
Vail Resorts Inc	22	2,922
Viking Holdings Ltd (a)	151	10,783
Wingstop Inc	12	2,862
Wyndham Hotels & Resorts Inc	50	3,778
		214,113
Household Durables - 0.2%
Mohawk Industries Inc (a)	36	3,935
SharkNinja Inc (a)	18	2,013
Somnigroup International Inc	92	8,214
Toll Brothers Inc	80	10,818
TopBuild Corp (a)	8	3,338
Whirlpool Corp	18	1,298
		29,616
Leisure Products - 0.1%
Brunswick Corp/DE	44	3,267
Mattel Inc (a)	107	2,123
Polaris Inc	45	2,846
		8,236
Specialty Retail - 1.3%
AutoNation Inc (a)	31	6,401
Bath & Body Works Inc	64	1,285
Burlington Stores Inc (a)	18	5,199
CarMax Inc (a)	118	4,560
Carvana Co Class A (a)	48	20,257
Chewy Inc Class A (a)	140	4,627
Dick's Sporting Goods Inc	27	5,345
Five Below Inc (a)	11	2,072
Floor & Decor Holdings Inc Class A (a)	45	2,740
Gap Inc/The	102	2,611
Lithia Motors Inc Class A	16	5,317
Lowe's Cos Inc	322	77,654
Murphy USA Inc	8	3,228
Penske Automotive Group Inc	58	9,181
Ross Stores Inc	265	47,737
Valvoline Inc (a)	55	1,598
		199,812
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co	47	2,589
Crocs Inc (a)	31	2,651
PVH Corp	31	2,078
VF Corp	162	2,929
		10,247
TOTAL CONSUMER DISCRETIONARY		1,413,205
Consumer Staples - 4.9%
Beverages - 0.2%
Constellation Brands Inc Class A	159	21,936
Primo Brands Corp Class A	184	3,007
		24,943
Consumer Staples Distribution & Retail - 2.1%
Casey's General Stores Inc	6	3,316
Costco Wholesale Corp	160	137,974
Walmart Inc	1,488	165,779
		307,069
Food Products - 0.7%
General Mills Inc	1,038	48,268
Hormel Foods Corp	643	15,239
Kraft Heinz Co/The	1,753	42,510
Pilgrim's Pride Corp	73	2,846
		108,863
Household Products - 0.9%
Procter & Gamble Co/The	889	127,403
Tobacco - 1.0%
Altria Group Inc	1,078	62,157
Philip Morris International Inc	567	90,947
		153,104
TOTAL CONSUMER STAPLES		721,382
Energy - 2.5%
Energy Equipment & Services - 0.1%
Halliburton Co	952	26,904
Oil, Gas & Consumable Fuels - 2.4%
Antero Midstream Corp	103	1,832
Antero Resources Corp (a)	166	5,720
Cheniere Energy Inc	67	13,024
Chord Energy Corp	16	1,483
Devon Energy Corp	869	31,831
DT Midstream Inc	58	6,941
Exxon Mobil Corp	1,418	170,643
HF Sinclair Corp	70	3,226
Marathon Petroleum Corp	212	34,478
Matador Resources Co	64	2,716
Murphy Oil Corp	86	2,688
Occidental Petroleum Corp	1,045	42,970
Ovintiv Inc	352	13,795
Permian Resources Corp Class A	559	7,843
Range Resources Corp	155	5,465
Viper Energy Inc Class A	113	4,365
		349,020
TOTAL ENERGY		375,924
Financials - 13.3%
Banks - 3.3%
Bank of America Corp	2,458	135,190
Comerica Inc	28	2,434
East West Bancorp Inc	81	9,104
Fifth Third Bancorp	1,081	50,602
First Citizens BancShares Inc/NC Class A	5	10,731
First Horizon Corp	306	7,313
JPMorgan Chase & Co	813	261,965
SOUTHSTATE BANK CORP	29	2,729
UMB Financial Corp	11	1,265
Zions Bancorp NA	57	3,337
		484,670
Capital Markets - 3.4%
Affiliated Managers Group Inc	10	2,883
Blue Owl Capital Inc Class A	311	4,646
Carlyle Group Inc/The	133	7,862
Charles Schwab Corp/The	804	80,328
Coinbase Global Inc Class A (a)	71	16,056
Evercore Inc Class A	19	6,465
Goldman Sachs Group Inc/The	121	106,359
Hamilton Lane Inc Class A	22	2,955
Houlihan Lokey Inc Class A	43	7,490
Janus Henderson Group PLC	39	1,854
Jefferies Financial Group Inc	95	5,887
LPL Financial Holdings Inc	14	5,000
Moody's Corp	118	60,280
Morningstar Inc	28	6,085
Nasdaq Inc	566	54,976
Robinhood Markets Inc Class A (a)	259	29,293
SEI Investments Co	88	7,218
State Street Corp	341	43,992
Stifel Financial Corp	80	10,018
T Rowe Price Group Inc	323	33,069
TPG Inc Class A	47	3,000
Tradeweb Markets Inc Class A	77	8,281
		503,997
Consumer Finance - 0.1%
Ally Financial Inc	172	7,791
OneMain Holdings Inc	28	1,891
SLM Corp	70	1,894
SoFi Technologies Inc Class A (a)	84	2,199
		13,775
Financial Services - 4.5%
Affirm Holdings Inc Class A (a)	29	2,158
Berkshire Hathaway Inc Class B (a)	544	273,442
Corebridge Financial Inc	276	8,327
Equitable Holdings Inc	219	10,435
Mastercard Inc Class A	281	160,417
MGIC Investment Corp	134	3,915
Rocket Cos Inc Class A	174	3,369
Toast Inc Class A (a)	152	5,398
Visa Inc Class A	545	191,137
Voya Financial Inc	33	2,458
		661,056
Insurance - 1.9%
American Financial Group Inc/OH	27	3,690
Arthur J Gallagher & Co	196	50,723
Axis Capital Holdings Ltd	40	4,284
CNA Financial Corp	163	7,782
F&G Annuities & Life Inc	4	123
Fidelity National Financial Inc	80	4,367
Hartford Insurance Group Inc/The	388	53,466
Kinsale Capital Group Inc	3	1,173
Lincoln National Corp	30	1,336
Markel Group Inc (a)	6	12,898
Marsh & McLennan Cos Inc	359	66,603
MetLife Inc	650	51,311
Old Republic International Corp	221	10,086
Reinsurance Group of America Inc	14	2,848
Unum Group	70	5,425
		276,115
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp	539	5,778
Annaly Capital Management Inc	408	9,123
Rithm Capital Corp	207	2,256
Starwood Property Trust Inc	197	3,548
		20,705
TOTAL FINANCIALS		1,960,318
Health Care - 9.0%
Biotechnology - 2.0%
AbbVie Inc	538	122,928
Alnylam Pharmaceuticals Inc (a)	12	4,772
Amgen Inc	188	61,534
BioMarin Pharmaceutical Inc (a)	114	6,775
Caris Life Sciences Inc (a)	61	1,645
Cytokinetics Inc (a)	35	2,224
Exact Sciences Corp (a)	19	1,930
Exelixis Inc (a)	107	4,690
Gilead Sciences Inc	535	65,666
Halozyme Therapeutics Inc (a)	15	1,009
Insmed Inc (a)	20	3,481
Ionis Pharmaceuticals Inc (a)	34	2,690
Natera Inc (a)	20	4,582
Neurocrine Biosciences Inc (a)	30	4,255
Revolution Medicines Inc (a)	33	2,628
Roivant Sciences Ltd (a)	193	4,188
Ultragenyx Pharmaceutical Inc (a)	79	1,817
United Therapeutics Corp (a)	11	5,360
		302,174
Health Care Equipment & Supplies - 1.5%
Cooper Cos Inc/The (a)	209	17,130
DENTSPLY SIRONA Inc	271	3,098
Globus Medical Inc Class A (a)	57	4,977
Hologic Inc (a)	241	17,952
Intuitive Surgical Inc (a)	115	65,131
Masimo Corp (a)	36	4,682
Medtronic PLC	771	74,063
Penumbra Inc (a)	17	5,285
Teleflex Inc	32	3,905
Zimmer Biomet Holdings Inc	257	23,109
		219,332
Health Care Providers & Services - 1.6%
Cencora Inc	159	53,702
CVS Health Corp	461	36,585
Encompass Health Corp	19	2,017
HCA Healthcare Inc	103	48,087
HealthEquity Inc (a)	33	3,023
Tenet Healthcare Corp (a)	8	1,589
UnitedHealth Group Inc	289	95,402
		240,405
Health Care Technology - 0.1%
Doximity Inc Class A (a)	25	1,107
Veeva Systems Inc Class A (a)	40	8,929
		10,036
Life Sciences Tools & Services - 0.2%
Avantor Inc (a)	350	4,011
Bio-Rad Laboratories Inc Class A (a)	16	4,848
Bruker Corp	45	2,119
Illumina Inc (a)	43	5,640
Medpace Holdings Inc (a)	13	7,301
QIAGEN NV	148	6,656
Repligen Corp (a)	30	4,916
		35,491
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co	985	53,131
Eli Lilly & Co	207	222,459
Jazz Pharmaceuticals PLC (a)	10	1,700
Johnson & Johnson	814	168,457
Merck & Co Inc	813	85,576
Royalty Pharma PLC Class A	129	4,985
		536,308
TOTAL HEALTH CARE		1,343,746
Industrials - 7.8%
Aerospace & Defense - 2.3%
AeroVironment Inc (a)	6	1,451
ATI Inc (a)	18	2,066
Boeing Co (a)	276	59,925
BWX Technologies Inc	24	4,148
Carpenter Technology Corp	4	1,259
Curtiss-Wright Corp	25	13,782
GE Aerospace	387	119,209
General Dynamics Corp	185	62,282
HEICO Corp	42	13,591
Hexcel Corp	48	3,547
Kratos Defense & Security Solutions Inc (a)	23	1,746
Leonardo DRS Inc	72	2,454
Loar Holdings Inc (a)	44	2,992
Rocket Lab Corp	28	1,953
StandardAero Inc (a)	196	5,621
Textron Inc	247	21,531
Woodward Inc	21	6,349
		323,906
Air Freight & Logistics - 0.2%
Expeditors International of Washington Inc	201	29,951
GXO Logistics Inc (a)	88	4,632
		34,583
Building Products - 0.4%
A O Smith Corp	248	16,586
Advanced Drainage Systems Inc	31	4,490
Armstrong World Industries Inc	16	3,058
Carlisle Cos Inc	24	7,677
Fortune Brands Innovations Inc	75	3,752
Masco Corp	331	21,005
Owens Corning	39	4,364
Trex Co Inc (a)	88	3,087
		64,019
Commercial Services & Supplies - 0.6%
Clean Harbors Inc (a)	13	3,048
MSA Safety Inc	18	2,883
Republic Services Inc	244	51,711
Rollins Inc	475	28,510
Tetra Tech Inc	34	1,140
		87,292
Construction & Engineering - 0.1%
AECOM	44	4,195
API Group Corp (a)	124	4,744
MasTec Inc (a)	39	8,477
		17,416
Electrical Equipment - 0.5%
Acuity Inc	15	5,400
GE Vernova Inc	84	54,900
nVent Electric PLC	76	7,750
Regal Rexnord Corp	11	1,543
Vertiv Holdings Co Class A	64	10,369
		79,962
Ground Transportation - 0.7%
JB Hunt Transport Services Inc	90	17,491
Knight-Swift Transportation Holdings Inc	121	6,326
Lyft Inc Class A (a)	57	1,103
Ryder System Inc	17	3,254
Saia Inc (a)	11	3,592
Schneider National Inc Class B	111	2,945
U-Haul Holding Co Class N	39	1,823
Uber Technologies Inc (a)	763	62,345
XPO Inc (a)	41	5,572
		104,451
Industrial Conglomerates - 0.5%
Honeywell International Inc	383	74,719
Machinery - 1.7%
AGCO Corp	59	6,155
Allison Transmission Holdings Inc	65	6,364
Caterpillar Inc	190	108,846
CNH Industrial NV Class A	1,123	10,354
Crane Co	27	4,980
Donaldson Co Inc	70	6,206
Dover Corp	222	43,343
Flowserve Corp	35	2,428
Graco Inc	142	11,640
IDEX Corp	130	23,132
ITT Inc	47	8,155
Lincoln Electric Holdings Inc	21	5,032
Middleby Corp/The (a)	20	2,973
Mueller Industries Inc	25	2,870
Oshkosh Corp	15	1,884
RBC Bearings Inc (a)	4	1,794
Toro Co/The	50	3,936
		250,092
Marine Transportation - 0.0%
Kirby Corp (a)	39	4,297
Passenger Airlines - 0.1%
Alaska Air Group Inc (a)	145	7,293
American Airlines Group Inc (a)	857	13,138
		20,431
Professional Services - 0.5%
Booz Allen Hamilton Holding Corp Class A	34	2,868
CACI International Inc (a)	3	1,598
Genpact Ltd	54	2,526
Parsons Corp (a)	14	865
Paychex Inc	412	46,219
Paylocity Holding Corp (a)	19	2,898
SS&C Technologies Holdings Inc	126	11,015
TransUnion	75	6,431
		74,420
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies Inc	10	2,568
Core & Main Inc Class A (a)	31	1,611
Ferguson Enterprises Inc	55	12,245
FTAI Aviation Ltd	18	3,543
Watsco Inc	19	6,402
Wesco International Inc	7	1,712
		28,081
TOTAL INDUSTRIALS		1,163,669
Information Technology - 33.7%
Communications Equipment - 1.1%
Arista Networks Inc (a)	386	50,578
Ciena Corp (a)	14	3,274
Cisco Systems Inc	1,327	102,219
Lumentum Holdings Inc (a)	8	2,948
		159,019
Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics Inc (a)	20	2,203
Cognex Corp	74	2,663
Coherent Corp (a)	20	3,691
Flex Ltd (a)	122	7,371
TD SYNNEX Corp	33	4,958
Teledyne Technologies Inc (a)	46	23,494
		44,380
IT Services - 0.8%
Amdocs Ltd	92	7,407
Cloudflare Inc Class A (a)	36	7,097
IBM Corporation	290	85,902
Kyndryl Holdings Inc (a)	111	2,948
MongoDB Inc Class A (a)	4	1,679
Okta Inc Class A (a)	34	2,940
Snowflake Inc (a)	34	7,458
Twilio Inc Class A (a)	31	4,409
		119,840
Semiconductors & Semiconductor Equipment - 14.0%
Advanced Micro Devices Inc (a)	440	94,230
Amkor Technology Inc	127	5,014
Broadcom Inc	1,198	414,628
Enphase Energy Inc (a)	41	1,314
Entegris Inc	89	7,498
GlobalFoundries Inc (a)	121	4,225
Intel Corp (a)	1,323	48,819
Lam Research Corp	563	96,374
MACOM Technology Solutions Holdings Inc (a)	16	2,740
Marvell Technology Inc	75	6,374
Micron Technology Inc	302	86,194
MKS Inc	60	9,588
NVIDIA Corp	6,123	1,141,941
Onto Innovation Inc (a)	41	6,472
Qnity Electronics Inc	312	25,475
Qorvo Inc (a)	32	2,704
QUALCOMM Inc	355	60,723
Texas Instruments Inc	347	60,201
		2,074,514
Software - 10.6%
Adobe Inc (a)	180	62,998
Appfolio Inc Class A (a)	9	2,094
AppLovin Corp Class A (a)	75	50,537
Atlassian Corp Class A (a)	44	7,134
Bentley Systems Inc Class B	61	2,328
Crowdstrike Holdings Inc Class A (a)	91	42,657
Docusign Inc (a)	49	3,352
Dropbox Inc Class A (a)	112	3,114
Dynatrace Inc (a)	110	4,767
Elastic NV (a)	24	1,811
Guidewire Software Inc (a)	22	4,422
HubSpot Inc (a)	11	4,414
Intuit Inc	90	59,618
Manhattan Associates Inc (a)	13	2,253
Microsoft Corp	1,911	924,198
Nutanix Inc Class A (a)	16	827
Oracle Corp	468	91,218
Palantir Technologies Inc Class A (a)	602	107,006
Palo Alto Networks Inc (a)	273	50,287
Pegasystems Inc	37	2,210
Procore Technologies Inc (a)	14	1,018
Roper Technologies Inc	96	42,732
SailPoint Inc	144	2,913
Salesforce Inc	308	81,592
Samsara Inc Class A (a)	45	1,595
SentinelOne Inc Class A (a)	86	1,290
UiPath Inc Class A (a)	74	1,213
Zoom Communications Inc Class A (a)	90	7,766
Zscaler Inc (a)	19	4,273
		1,571,637
Technology Hardware, Storage & Peripherals - 6.9%
Apple Inc	3,745	1,018,116
Sandisk Corp/DE	39	9,258
		1,027,374
TOTAL INFORMATION TECHNOLOGY		4,996,764
Materials - 1.9%
Chemicals - 1.2%
Eastman Chemical Co	56	3,574
Ecolab Inc	228	59,855
Linde PLC	217	92,527
RPM International Inc	77	8,008
Westlake Corp	66	4,880
		168,844
Construction Materials - 0.4%
CRH PLC	429	53,539
Containers & Packaging - 0.1%
AptarGroup Inc	67	8,171
Crown Holdings Inc	71	7,311
Graphic Packaging Holding CO	148	2,229
Silgan Holdings Inc	72	2,907
		20,618
Metals & Mining - 0.2%
Alcoa Corp	56	2,976
Cleveland-Cliffs Inc (a)	134	1,780
Hecla Mining Co	185	3,550
MP Materials Corp (a)	44	2,223
Reliance Inc	36	10,399
Royal Gold Inc	63	14,004
		34,932
TOTAL MATERIALS		277,933
Real Estate - 1.9%
Diversified REITs - 0.1%
WP Carey Inc	160	10,298
Health Care REITs - 0.0%
Omega Healthcare Investors Inc	92	4,078
Industrial REITs - 0.1%
EastGroup Properties Inc	15	2,672
First Industrial Realty Trust Inc	49	2,806
Lineage Inc	32	1,120
Rexford Industrial Realty Inc	53	2,052
		8,650
Real Estate Management & Development - 0.1%
Jones Lang LaSalle Inc (a)	22	7,403
Zillow Group Inc Class A (a)	32	2,183
		9,586
Residential REITs - 1.0%
American Homes 4 Rent Class A	332	10,657
AvalonBay Communities Inc	278	50,405
Equity LifeStyle Properties Inc	168	10,182
Equity Residential	652	41,102
Invitation Homes Inc	1,118	31,069
Sun Communities Inc	82	10,161
		153,576
Retail REITs - 0.1%
Agree Realty Corp	19	1,369
Brixmor Property Group Inc	141	3,697
NNN REIT Inc	138	5,469
		10,535
Specialized REITs - 0.5%
CubeSmart	148	5,335
Gaming and Leisure Properties Inc	303	13,541
Lamar Advertising Co Class A	64	8,101
VICI Properties Inc	1,852	52,079
		79,056
TOTAL REAL ESTATE		275,779
Utilities - 2.4%
Electric Utilities - 1.4%
Constellation Energy Corp	98	34,620
Entergy Corp	551	50,929
Exelon Corp	1,265	55,141
NextEra Energy Inc	823	66,071
		206,761
Gas Utilities - 0.0%
UGI Corp	52	1,946
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Corp (a)	8	2,999
Multi-Utilities - 1.0%
CMS Energy Corp	705	49,301
Consolidated Edison Inc	476	47,276
DTE Energy Co	362	46,691
		143,268
TOTAL UTILITIES		354,974
TOTAL UNITED STATES		14,359,986
TOTAL COMMON STOCKS (Cost $13,517,641)		14,502,648

Domestic Equity Funds - 1.4%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $194,235)	300	205,482

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $101,352)	3.79	101,326	101,346

Purchased Options - 1.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
Mini SPX Index	Chicago Board Options Exchange	63	4,312,665	625	1/2026	1,922
Mini SPX Index	Chicago Board Options Exchange	62	4,244,210	420	10/2026	19,902
Mini SPX Index	Chicago Board Options Exchange	62	4,244,210	440	12/2026	29,140
Mini SPX Index	Chicago Board Options Exchange	59	4,038,845	640	2/2026	19,470
Mini SPX Index	Chicago Board Options Exchange	56	3,833,480	655	3/2026	46,200
Mini SPX Index	Chicago Board Options Exchange	68	4,654,940	420	11/2026	25,092

						141,726
TOTAL PURCHASED OPTIONS (Cost $289,349)						141,726

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $14,102,577)	14,951,202
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(101,945)
NET ASSETS - 100.0%	14,849,257

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	12,262,285	12,160,919	2,921	(14)	(6)	101,346	101,326	0.0%
Total	-	12,262,285	12,160,919	2,921	(14)	(6)	101,346

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,476,292	1,476,292	-	-
Consumer Discretionary	1,446,327	1,446,327	-	-
Consumer Staples	721,382	721,382	-	-
Energy	380,870	380,870	-	-
Financials	1,985,175	1,985,175	-	-
Health Care	1,343,746	1,343,746	-	-
Industrials	1,167,681	1,167,681	-	-
Information Technology	5,053,871	5,053,871	-	-
Materials	296,551	296,551	-	-
Real Estate	275,779	275,779	-	-
Utilities	354,974	354,974	-	-

Domestic Equity Funds	205,482	205,482	-	-

Money Market Funds	101,346	101,346	-	-

Purchased Options	141,726	141,726	-	-
Total Investments in Securities:	14,951,202	14,951,202	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Purchased Options (a)	141,726	-
Total Equity Risk	141,726	-
Total Value of Derivatives	141,726	-

(a)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $14,001,225)	$14,849,856
Fidelity Central Funds (cost $101,352)	101,346

Total Investment in Securities (cost $14,102,577)		$14,951,202
Dividends receivable		9,296
Distributions receivable from Fidelity Central Funds		421
Prepaid expenses		589
Receivable from investment adviser for expense reductions		7,818
Total assets		14,969,326
Liabilities
Payable for investments purchased	$55,119
Payable for fund shares redeemed	772
Accrued management fee	6,238
Distribution and service plan fees payable	408
Audit fee payable	51,201
Custody fee payable	6,284
Other payables and accrued expenses	47
Total liabilities		120,069
Net Assets		$14,849,257
Net Assets consist of:
Paid in capital		$14,090,805
Total accumulated earnings (loss)		758,452
Net Assets		$14,849,257

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($1,394,008 ÷ 125,000 shares)		$11.15
Service Class :
Net Asset Value, offering price and redemption price per share ($1,393,923 ÷ 125,000 shares)		$11.15
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($1,393,794 ÷ 125,000 shares)		$11.15
Investor Class :
Net Asset Value, offering price and redemption price per share ($10,667,532 ÷ 956,820 shares)		$11.15
Statement of Operations
For the period January 23, 2025 (commencement of operations) through December 31, 2025
Investment Income
Dividends		$88,093
Income from Fidelity Central Funds		2,921
Total income		91,014
Expenses
Management fee	$36,098
Distribution and service plan fees	4,288
Custodian fees and expenses	9,367
Independent trustees' fees and expenses	2,293
Audit fees	68,787
Legal	863
Miscellaneous	120
Total expenses before reductions	121,816
Expense reductions	(80,393)
Total expenses after reductions		41,423
Net Investment income (loss)		49,591
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(89,638)
Fidelity Central Funds	(14)
Total net realized gain (loss)		(89,652)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	848,631
Fidelity Central Funds	(6)
Total change in net unrealized appreciation (depreciation)		848,625
Net gain (loss)		758,973
Net increase (decrease) in net assets resulting from operations		$808,564
Statement of Changes in Net Assets

For the period January 23, 2025 (commencement of operations) through December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,591
Net realized gain (loss)	(89,652)
Change in net unrealized appreciation (depreciation)	848,625
Net increase (decrease) in net assets resulting from operations	808,564
Distributions to shareholders	(53,366)

Share transactions - net increase (decrease)	14,094,059
Total increase (decrease) in net assets	14,849,257

Net Assets
Beginning of period	-
End of period	$14,849,257

Financial Highlights
VIP Hedged Equity Portfolio Initial Class

Years ended December 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.20
Distributions from net investment income	(.05)
Total distributions	(.05)
Net asset value, end of period	$11.15
Total Return D,E,F	11.96%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.77% I
Expenses net of fee waivers, if any	.52 % I
Expenses net of all reductions, if any	.51% I
Net investment income (loss)	.78% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,394
Portfolio turnover rate J	76 % I

AFor the period January 23, 2025 (commencement of operations) through December 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Hedged Equity Portfolio Service Class

Years ended December 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.19
Distributions from net investment income	(.04)
Total distributions	(.04)
Net asset value, end of period	$11.15
Total Return D,E,F	11.86%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.87% I
Expenses net of fee waivers, if any	.62 % I
Expenses net of all reductions, if any	.61% I
Net investment income (loss)	.68% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,394
Portfolio turnover rate J	76 % I

AFor the period January 23, 2025 (commencement of operations) through December 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Hedged Equity Portfolio Service Class 2

Years ended December 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.17
Distributions from net investment income	(.02)
Total distributions	(.02)
Net asset value, end of period	$11.15
Total Return D,E,F	11.71%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.02% I
Expenses net of fee waivers, if any	.77 % I
Expenses net of all reductions, if any	.76% I
Net investment income (loss)	.53% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,394
Portfolio turnover rate J	76 % I

AFor the period January 23, 2025 (commencement of operations) through December 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Hedged Equity Portfolio Investor Class

Years ended December 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.20
Distributions from net investment income	(.05)
Total distributions	(.05)
Net asset value, end of period	$11.15
Total Return D,E,F	11.96%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.55% I
Expenses net of fee waivers, if any	.55 % I
Expenses net of all reductions, if any	.54% I
Net investment income (loss)	.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$10,668
Portfolio turnover rate J	76 % I

AFor the period January 23, 2025 (commencement of operations) through December 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Hedged Equity Portfolio (the Fund) is a fund of Variable Insurance Products Fund VI (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to options transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to option transactions and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,203,087
Gross unrealized depreciation	(381,541)
Net unrealized appreciation (depreciation)	$821,546
Tax Cost	$14,129,656

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$-
Capital loss carryforward	$(201,942)
Net unrealized appreciation (depreciation) on securities and other investments	$960,394

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(61,298)
Long-term	(140,644)
Total capital loss carryforward	$(201,942)

The tax character of distributions paid was as follows:

December 31, 2025 A
Ordinary Income	$53,366

A For the period January 23, 2025 (commencement of operations) through December 31, 2025.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions,", as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
VIP Hedged Equity Portfolio	13,582,299

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Hedged Equity Portfolio	19,124,475	5,412,504
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except third-party expenses (including custody, audit and registration fees), the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Initial Class	.50%
Service Class	.50%
Service Class 2.50%
Investor Class	.53%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,226
Service Class 2	3,062
$4,288

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Hedged Equity Portfolio	32

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Hedged Equity Portfolio	71,105	-	-
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Hedged Equity Portfolio	2
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Initial Class	.52%	15,331
Service Class	.62%	15,323
Service Class 2.77%		15,307
Investor Class	.55%	33,959
		79,920

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $473.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

Year ended December 31, 2025 A
VIP Hedged Equity Portfolio
Distributions to shareholders
Initial Class	$5,750
Service Class	4,500
Service Class 2	2,625
Investor Class	40,491
Total	$53,366

A For the period January 23, 2025 (commencement of operations) through December 31, 2025.
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Dollars
	Year ended December 31, 2025 A	Year ended December 31, 2025 A
VIP Hedged Equity Portfolio
Initial Class
Shares sold	125,000	$1,250,000
Net increase (decrease)	125,000	$1,250,000
Service Class
Shares sold	125,000	$1,250,000
Net increase (decrease)	125,000	$1,250,000
Service Class 2
Shares sold	125,000	$1,250,000
Net increase (decrease)	125,000	$1,250,000
Investor Class
Shares sold	998,282	$10,799,062
Reinvestment of distributions	3,091	34,741
Shares redeemed	(44,553)	(489,744)
Net increase (decrease)	956,820	$10,344,059

A For the period January 23, 2025 (commencement of operations) through December 31, 2025.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Hedged Equity Portfolio	100
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance products Fund VI and the Shareholders of VIP Hedged Equity Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Hedged Equity Portfolio (the "Fund"), a fund of Variable Insurance Products Fund VI, including the schedule of investments, as of December 31, 2025, the related statement of operations, statement of changes in net assets, and financial highlights for the period from January 23, 2025 (commencement of operations) through December 31, 2025, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations, the changes in its net assets and the financial highlights for the period from January 23, 2025 (commencement of operations) through December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

Initial Class, Service Class, Service Class 2, and Investor Class designate 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts
VIP Hedged Equity Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Diversifying Solutions LLC (FDS) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FDS and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts.
At its November 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class of the fund; (iii) the total costs of the services provided by and the profits realized by FDS and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to training and managing investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally custodians, subcustodians, and pricing vendors. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In its review of the fund's management fee and the total expense ratio of a representative class (the retail class), the Board considered the fund's class-level unitary management fees rate as well as other fund or class expenses, as applicable, such as fund-paid 12b-1 fees. The Board noted that differences among the classes' net expenses are the result of separate arrangements for class level services and/or waivers of certain expenses (if any). It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Initial Class of the fund relative to funds and classes within the total peer group; and (ii) total expense comparisons of Initial Class of the fund relative to the total peer group.
The information provided to the Board indicated that the management fee rate and total expense ratio of Initial Class of the fund ranked below te competitive median of the total peer group for the 12-month period ended March 31, 2025.
Other Contractual Arrangements. The Board further considered that FDS has contractually agreed to reimburse Initial Class, Investor Class, Service Class and Service Class 2 of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.52%, 0.55%, 0.62% and 0.77% through April 30, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds the Board oversees. The Board noted that the profitability information reflects the relatively small size of the funds overseen by the Board and their short history.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist.
The Board considered the costs of the services provided by and the lack of meaningful operating margins realized by Fidelity in connection with the operation of the funds overseen by the Board and was satisfied that the profitability was not excessive.
Economies of Scale. The Board will consider economies of scale when there is sufficient operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee had been set initially at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be approved through November 30, 2026.

1.9911019.100
VHEI-ANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund VI

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026